Note 8 - Commitments and Contingencies (Details Textual)	1 Months Ended	3 Months Ended	4 Months Ended	12 Months Ended
	May 31, 2017 USD ($)	Mar. 31, 2019 USD ($) ft²	Apr. 30, 2018 USD ($)	Dec. 31, 2018 USD ($) ft²	Dec. 31, 2017 USD ($)	Dec. 31, 2015 ft²
Operating Leases, Rent Expense, Total				$ 164,000	$ 161,000
Chief Scientific Officer [Member]
Officers' Yearly Compensation				$ 500,000
UNITED STATES
Number of Facilities		1		1
CHINA
Number of Facilities		1		1
Lease Monthly Payment		$ 3,800		$ 3,800
Germantown, MD [Member]
Area of Real Estate Property | ft²		1,500		1,500
Lease Monthly Payment		$ 5,700		$ 5,700
San Diego, CA [Member]
Area of Real Estate Property | ft²						3,100
Lease Monthly Payment		13,000		12,000
Gain (Loss) on Termination of Lease	$ (92,000)		$ (50,000)
Operating Leases, Future Minimum Payments Due, Future Minimum Sublease Rentals		$ 62,200		$ 87,000